Accounts payable and accrued liabilities - (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts payable and accrued liabilities [Abstract]
Trade payables	$ 2,951	$ 3,773
Other accrued liabilities	1,849	2,149
Employee accruals	2,271	2,037
Trade and other current payables	$ 7,071	$ 7,959